Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.25%
Australia–3.14%
CSL Ltd.	726,821	$153,414,574
James Hardie Industries PLC, CDI(a)	3,854,893	86,478,602
		239,893,176
Canada–5.76%
Alimentation Couche-Tard, Inc.	4,735,871	216,265,095
CAE, Inc.(b)	2,150,819	48,575,485
Dollarama, Inc.	2,931,802	175,328,612
		440,169,192
China–0.39%
Alibaba Group Holding Ltd.(b)	2,150,500	29,716,197
Denmark–5.29%
Ascendis Pharma A/S, ADR(a)(b)	406,777	50,472,890
Novo Nordisk A/S, Class B	2,552,689	353,505,604
		403,978,494
France–18.55%
Airbus SE	1,442,603	180,760,739
Capgemini SE	200,312	37,986,827
Dassault Systemes SE	1,452,557	53,986,771
Edenred	2,044,834	111,276,223
EssilorLuxottica S.A.	360,884	66,036,108
Hermes International	184,795	346,323,955
Kering S.A.	83,937	52,401,530
L’Oreal S.A.	290,074	119,824,396
LVMH Moet Hennessy Louis Vuitton SE	322,515	281,744,080
Sartorius Stedim Biotech	365,305	127,622,967
Schneider Electric SE	243,670	39,512,878
		1,417,476,474
Germany–5.35%
AIXTRON SE	1,178,844	34,936,194
CTS Eventim AG & Co. KGaA(b)	2,292,928	160,322,288
HelloFresh SE(b)	1,532,332	37,079,099
SAP SE	294,972	34,717,366
Siemens AG	272,359	42,315,258
Siemens Healthineers AG(c)	1,860,295	99,363,320
		408,733,525
India–3.86%
Dr Lal PathLabs Ltd.(c)	2,472,690	63,600,927
Reliance Industries Ltd.	8,031,751	231,332,263
		294,933,190
Ireland–2.18%
Flutter Entertainment PLC(b)	1,071,927	166,657,551
Italy–1.96%
Davide Campari-Milano N.V.(a)	13,960,722	149,429,626
Japan–8.93%
Benefit One, Inc.	2,190,500	36,212,169
Daikin Industries Ltd.	813,500	141,642,911
Hitachi Ltd.	1,368,700	71,868,475
Shares		Value
Japan–(continued)
Hoya Corp.	716,810	$78,932,192
Keyence Corp.	320,584	148,086,327
Kobe Bussan Co. Ltd.(a)	3,013,000	87,058,602
Nidec Corp.	1,072,140	59,324,982
Nihon M&A Center Holdings, Inc.	5,834,700	59,585,992
		682,711,650
Netherlands–5.50%
Aalberts N.V.	1,509,474	71,421,262
Adyen N.V.(b)(c)	50,413	76,211,840
ASML Holding N.V.	312,576	207,007,660
Universal Music Group N.V.	2,583,547	66,094,573
		420,735,335
New Zealand–0.45%
Xero Ltd.(b)	629,895	34,702,351
Spain–2.05%
Amadeus IT Group S.A.(b)	2,488,185	156,524,185
Sweden–4.58%
Atlas Copco AB, Class A	11,096,279	131,240,650
Epiroc AB, Class A	11,267,557	219,194,679
		350,435,329
Switzerland–4.18%
Barry Callebaut AG	18,374	38,328,197
Lonza Group AG	107,113	61,148,129
Sika AG	556,922	158,556,520
VAT Group AG(b)(c)	197,461	61,598,768
		319,631,614
Taiwan–0.63%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,751,000	48,533,670
United Kingdom–19.29%
Abcam PLC, ADR(b)	2,227,584	30,896,590
Auto Trader Group PLC(c)	5,302,385	41,152,600
Britvic PLC	9,281,257	89,091,515
Compass Group PLC	9,336,143	222,591,302
ConvaTec Group PLC(c)	22,047,233	63,724,228
Entain PLC	6,535,680	120,595,801
JD Sports Fashion PLC	19,620,067	39,552,844
Legal & General Group PLC	22,968,422	72,246,739
London Stock Exchange Group PLC	2,014,381	184,555,052
Next PLC	1,859,950	152,518,727
Ocado Group PLC(a)(b)	3,589,455	28,681,645
Rentokil Initial PLC	22,801,356	138,333,279
Rightmove PLC	14,823,058	107,827,285
RS GROUP PLC	6,759,896	78,750,806
Trainline PLC(b)(c)(d)	29,804,372	104,116,166
		1,474,634,579
United States–7.16%
EPAM Systems, Inc.(b)	522,990	173,972,623
Ferguson PLC	952,211	133,977,692

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Shares		Value
United States–(continued)
Medtronic PLC	591,024	$49,462,799
ResMed, Inc.	830,947	189,763,366
		547,176,480
Total Common Stocks & Other Equity Interests (Cost $4,314,303,682)		7,586,072,618
Money Market Funds–0.52%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	13,457,203	13,457,203
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	10,427,713	10,430,842
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	15,379,661	15,379,661
Total Money Market Funds (Cost $39,265,816)		39,267,706
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.77% (Cost $4,353,569,498)		7,625,340,324
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.43%
Invesco Private Government Fund, 4.36%(d)(e)(f)	9,241,208	$9,241,208
Invesco Private Prime Fund, 4.59%(d)(e)(f)	23,760,394	23,767,522
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,007,790)		33,008,730
TOTAL INVESTMENTS IN SECURITIES—100.20% (Cost $4,386,577,288)		7,658,349,054
OTHER ASSETS LESS LIABILITIES–(0.20)%		(15,196,804)
NET ASSETS–100.00%		$7,643,152,250
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $509,767,849, which represented 6.67% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,332,395	$266,372,694	$(289,247,886)	$-	$-	$13,457,203	$432,635
Invesco Liquid Assets Portfolio, Institutional Class	26,768,821	190,266,209	(206,605,633)	(691)	2,136	10,430,842	332,838
Invesco Treasury Portfolio, Institutional Class	41,522,738	304,425,935	(330,569,012)	-	-	15,379,661	495,750
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,928,153	69,225,048	(74,911,993)	-	-	9,241,208	133,575*
Invesco Private Prime Fund	38,336,216	94,444,735	(109,029,564)	4,422	11,713	23,767,522	383,730*
Investments in Other Affiliates:
Trainline PLC	120,287,911	-	(6,266,099)	(4,195,420)	(5,710,226)	104,116,166	-
Total	$278,176,234	$924,734,621	$(1,016,630,187)	$(4,191,689)	$(5,696,377)	$176,392,602	$1,778,528

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$239,893,176	$—	$239,893,176
Canada	440,169,192	—	—	440,169,192
China	—	29,716,197	—	29,716,197
Denmark	50,472,890	353,505,604	—	403,978,494
France	—	1,417,476,474	—	1,417,476,474
Germany	—	408,733,525	—	408,733,525
India	—	294,933,190	—	294,933,190
Ireland	—	166,657,551	—	166,657,551
Italy	—	149,429,626	—	149,429,626
Japan	—	682,711,650	—	682,711,650
Netherlands	—	420,735,335	—	420,735,335
New Zealand	—	34,702,351	—	34,702,351
Spain	—	156,524,185	—	156,524,185
Sweden	—	350,435,329	—	350,435,329
Switzerland	—	319,631,614	—	319,631,614
Taiwan	—	48,533,670	—	48,533,670
United Kingdom	30,896,590	1,443,737,989	—	1,474,634,579
United States	413,198,788	133,977,692	—	547,176,480
Money Market Funds	39,267,706	33,008,730	—	72,276,436
Total Investments	$974,005,166	$6,684,343,888	$—	$7,658,349,054
Invesco Oppenheimer International Growth Fund